Consolidated Balance Sheets (Parenthetical) (USD $)	Mar. 29, 2014	Dec. 28, 2013	Dec. 31, 2012
Common Stock, Shares Authorized	100,000,000	100,000,000	100,000,000
Common Stock, No Par Value
Common Stock, Shares, Issued	50,679,097	47,806,031	44,239,198
Common Stock, Shares, Outstanding	50,679,097	47,806,031	44,239,198